Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Wanger International - WSCAX
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Wanger International
Account Value		$ 13,536	$ 14,752	$ 12,614	$ 19,067	$ 16,048	$ 14,033	$ 10,795	$ 13,117	$ 9,869	$ 10,010	$ 10,000
MSCI EAFE SMID Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	MSCI EAFE SMID Cap Growth Index (Net)
Account Value		$ 16,281	16,030	14,030	19,403	18,030	15,027	11,830	14,325	10,759	10,948	10,000
MSCI ACWI ex USA Small Cap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Growth Index (Net)
Account Value		$ 17,340	16,815	14,736	19,939	17,877	14,453	11,598	14,192	10,619	10,650	10,000
MSCI ACWI ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index (Net)
Account Value		$ 17,346	16,782	14,510	18,131	16,056	14,055	11,481	14,035	10,661	10,260	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Account Value		$ 16,598	$ 15,987	$ 13,521	$ 15,805	$ 14,205	$ 13,176	$ 10,798	$ 12,526	$ 10,018	$ 9,919	$ 10,000

[1]	The Fund’s performance prior to September 3, 2024 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.
[2]	Effective September 3, 2024, the Fund compares its performance to that of the MSCI EAFE SMID Cap Growth Index (Net) and the MSCI EAFE Index (Net) (the New Indices). Prior to this date, the Fund compared its performance to that of the MSCI ACWI ex USA Small Cap Growth Index (Net) and the MSCI ACWI ex USA Small Cap Index (Net) (the Former Indices). The Fund changed its primary and secondary benchmarks in connection with Board-approved changes to its principal investment strategies that became effective September 3, 2024. The Investment Manager believes that the New Indices provide more appropriate comparisons than the Former Indices for investors measuring the Fund’s relative performance. Information on the Former Indices will be shown for a one-year transition period.